Marketing and Sales (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Marketing and Sales [Abstract]
Payroll and related expenses	[1]	$ 744	$ 115
Exhibitions, conventions and travel expenses		113	80
Consultants		128	15
Other		30	14
Total marketing and sales		$ 1,015	$ 224

[1]	Includes Share-based payment of USD 438.